Quarterly Report
October 31, 2020
MFS®  High Yield Pooled Portfolio
HYP-Q3

Portfolio of Investments
10/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.0%
Aerospace – 2.3%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$6,365,000	$4,630,538
Bombardier, Inc., 7.875%, 4/15/2027 (n)	2,915,000	2,123,490
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	3,750,000	3,253,125
Moog, Inc., 4.25%, 12/15/2027 (n)	4,795,000	4,920,869
TransDigm, Inc., 6.5%, 7/15/2024	2,085,000	2,082,394
TransDigm, Inc., 6.25%, 3/15/2026 (n)	4,772,000	4,974,762
TransDigm, Inc., 6.375%, 6/15/2026	2,940,000	2,931,768
TransDigm, Inc., 5.5%, 11/15/2027	3,305,000	3,226,506
		$28,143,452
Automotive – 2.9%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)	$3,625,000	$3,470,502
Adient U.S. LLC, 7%, 5/15/2026 (n)	300,000	320,019
Allison Transmission, Inc., 5%, 10/01/2024 (n)	8,079,000	8,151,307
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	1,580,000	1,728,125
American Axle & Manufacturing, Inc., 6.25%, 3/15/2026	1,800,000	1,803,960
Dana, Inc., 5.5%, 12/15/2024	450,000	456,750
Dana, Inc., 5.375%, 11/15/2027	2,501,000	2,582,283
Dana, Inc., 5.625%, 6/15/2028	916,000	961,525
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	4,645,000	4,883,056
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	4,820,000	4,856,150
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	4,605,000	4,803,706
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)	1,180,000	1,233,100
		$35,250,483
Broadcasting – 2.8%
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)	$2,045,000	$2,129,356
iHeartCommunications, Inc., 8.375%, 5/01/2027	2,670,000	2,590,461
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)	695,000	686,007
Netflix, Inc., 5.875%, 2/15/2025	6,445,000	7,290,906
Netflix, Inc., 3.625%, 6/15/2025 (n)	2,685,000	2,789,044
Netflix, Inc., 5.875%, 11/15/2028	3,620,000	4,325,158
Netflix, Inc., 5.375%, 11/15/2029 (n)	1,045,000	1,223,956
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	5,305,000	5,530,463
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	6,979,000	7,024,747
		$33,590,098
Brokerage & Asset Managers – 0.6%
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	$7,570,000	$7,759,250
Building – 5.4%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$5,125,000	$5,317,187
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	4,675,000	4,745,125
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	5,730,000	5,621,130
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (n)(p)	1,620,000	1,632,150
Core & Main LP, 6.125%, 8/15/2025 (n)	4,345,000	4,410,175
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)	3,040,000	3,161,600
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	885,000	904,072
HD Supply, Inc., 5.375%, 10/15/2026 (n)	4,880,000	5,104,675
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)	2,320,000	2,378,000
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)	2,915,000	3,089,900
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	4,174,000	4,314,873
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	2,113,000	2,282,040
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	3,430,000	3,716,165
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	3,478,000	3,434,525
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	2,905,000	2,905,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
SRS Distribution, Inc., 8.25%, 7/01/2026 (n)	$2,535,000	$2,674,425
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	3,798,000	3,911,940
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	1,869,000	1,819,161
Summit Materials LLC/Summit Materials Finance Co., 5.25%, 1/15/2029 (n)	1,762,000	1,814,860
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	2,350,000	2,408,750
		$65,645,753
Business Services – 2.5%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$4,275,000	$4,409,043
CDK Global, Inc., 4.875%, 6/01/2027	4,900,000	5,077,992
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	1,460,000	1,496,500
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)	1,796,000	1,843,145
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	3,415,000	3,478,007
MSCI, Inc., 4.75%, 8/01/2026 (n)	4,660,000	4,840,575
QualityTech LP/QTS Finance Corp., 4.75%, 11/15/2025 (n)	1,515,000	1,569,692
Refinitiv U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)	1,160,000	1,264,342
Switch, Ltd., 3.75%, 9/15/2028 (n)	3,109,000	3,112,886
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	3,340,000	3,590,500
		$30,682,682
Cable TV – 8.7%
Cable One, Inc., 4%, 11/15/2030 (n)	$1,165,000	$1,182,475
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	10,505,000	10,890,113
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	8,935,000	9,322,600
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	9,635,000	10,134,575
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	2,945,000	3,060,606
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	4,720,000	4,911,160
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	13,860,000	14,604,975
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	2,945,000	3,148,338
DISH DBS Corp., 5.875%, 11/15/2024	3,785,000	3,807,842
DISH DBS Corp., 7.75%, 7/01/2026	3,815,000	4,043,843
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)	2,690,000	1,577,013
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)	1,635,000	1,021,875
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	3,605,000	3,830,312
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	5,785,000	5,965,492
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	2,915,000	3,172,832
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	6,200,000	6,510,000
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)	3,550,000	3,532,250
Videotron Ltd., 5.375%, 6/15/2024 (n)	780,000	848,250
Videotron Ltd., 5.125%, 4/15/2027 (n)	8,480,000	8,967,600
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	5,350,000	5,497,125
		$106,029,276
Chemicals – 2.0%
Axalta Coating Systems Ltd., 4.875%, 8/15/2024 (n)	$5,515,000	$5,625,300
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	1,919,000	2,010,153
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	3,928,000	3,653,040
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	2,989,000	2,951,637
Ingevity Corp., 3.875%, 11/01/2028 (n)	3,682,000	3,746,435
SPCM S.A., 4.875%, 9/15/2025 (n)	3,920,000	4,032,896
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)	2,405,000	2,531,262
		$24,550,723
Computer Software – 1.0%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$5,670,000	$5,896,800
PTC, Inc., 3.625%, 2/15/2025 (n)	3,560,000	3,624,525
PTC, Inc., 4%, 2/15/2028 (n)	2,390,000	2,470,662
		$11,991,987

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 1.6%
BY Crown Parent LLC, 4.25%, 1/31/2026 (n)	$1,200,000	$1,215,000
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	6,576,000	7,299,360
Fair Isaac Corp., 4%, 6/15/2028 (n)	2,041,000	2,109,884
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	3,100,000	3,131,000
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	5,670,000	6,026,246
		$19,781,490
Conglomerates – 4.8%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$5,335,000	$5,601,750
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	6,365,000	6,598,150
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	1,363,000	1,376,630
CFX Escrow Corp., 6.375%, 2/15/2026 (n)	4,140,000	4,357,350
EnerSys, 5%, 4/30/2023 (n)	5,230,000	5,373,825
EnerSys, 4.375%, 12/15/2027 (n)	1,740,000	1,787,850
Gates Global LLC, 6.25%, 1/15/2026 (n)	4,920,000	5,092,200
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	2,205,000	2,287,688
Griffon Corp., 5.75%, 3/01/2028	4,327,000	4,510,897
MTS Systems Corp., 5.75%, 8/15/2027 (n)	3,950,000	4,003,127
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	4,150,000	4,435,312
TriMas Corp., 4.875%, 10/15/2025 (n)	9,380,000	9,532,425
WESCO Distribution, Inc., 7.125%, 6/15/2025 (n)	1,499,000	1,615,173
WESCO Distribution, Inc., 7.25%, 6/15/2028 (n)	1,499,000	1,641,405
		$58,213,782
Construction – 2.4%
Lennar Corp., 4.75%, 11/29/2027	$3,370,000	$3,858,650
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	1,510,000	1,596,825
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	3,270,000	3,319,050
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	3,845,000	3,883,450
Taylor Morrison Communities, Inc., 5.875%, 6/15/2027 (n)	1,210,000	1,337,050
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)	1,200,000	1,302,816
Toll Brothers Finance Corp., 4.875%, 11/15/2025	2,665,000	2,951,488
Toll Brothers Finance Corp., 4.35%, 2/15/2028	5,510,000	6,015,928
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	4,451,000	4,508,062
		$28,773,319
Consumer Products – 1.3%
Coty, Inc., 6.5%, 4/15/2026 (n)	$3,740,000	$2,926,737
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	2,945,000	2,972,978
Mattel, Inc., 6.75%, 12/31/2025 (n)	3,815,000	4,012,426
Mattel, Inc., 5.875%, 12/15/2027 (n)	1,635,000	1,776,755
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)	3,330,000	3,459,037
		$15,147,933
Consumer Services – 2.5%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$1,215,000	$1,272,755
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	3,175,000	3,386,201
ANGI Group LLC, 3.875%, 8/15/2028 (n)	2,996,000	2,962,295
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	2,940,000	3,138,450
Garda World Security Corp., 4.625%, 2/15/2027 (n)	1,230,000	1,199,250
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	2,587,000	2,761,622
Match Group, Inc., 5%, 12/15/2027 (n)	3,370,000	3,505,272
Match Group, Inc., 4.625%, 6/01/2028 (n)	4,705,000	4,871,322
Realogy Group LLC, 9.375%, 4/01/2027 (n)	3,845,000	4,071,663
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	3,560,000	3,654,340
		$30,823,170

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 3.7%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$3,580,000	$3,638,175
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	4,900,000	5,029,850
Berry Global Group, Inc., 4.875%, 7/15/2026 (n)	2,720,000	2,844,998
Berry Global Group, Inc., 5.625%, 7/15/2027 (n)	1,915,000	2,003,368
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	2,872,000	2,986,880
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	6,440,000	6,849,745
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	2,975,000	3,086,562
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	2,330,000	2,292,137
Flex Acquisition Co., Inc., 7.875%, 7/15/2026 (n)	975,000	985,140
Greif, Inc., 6.5%, 3/01/2027 (n)	970,000	1,017,288
Reynolds Group, 4%, 10/15/2027 (n)	3,025,000	3,062,812
Silgan Holdings, Inc., 4.75%, 3/15/2025	4,640,000	4,732,800
Silgan Holdings, Inc., 4.125%, 2/01/2028	2,689,000	2,793,333
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	3,465,000	3,708,243
		$45,031,331
Electrical Equipment – 0.5%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$1,919,000	$1,902,458
CommScope Technologies LLC, 5%, 3/15/2027 (n)	4,030,000	3,760,575
		$5,663,033
Electronics – 1.7%
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	$2,076,000	$2,203,155
Entegris, Inc., 4.625%, 2/10/2026 (n)	5,350,000	5,497,125
Entegris, Inc., 4.375%, 4/15/2028 (n)	1,560,000	1,622,400
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	2,330,000	2,556,476
Sensata Technologies B.V., 5%, 10/01/2025 (n)	6,690,000	7,303,105
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	1,275,000	1,332,375
		$20,514,636
Energy - Independent – 2.4%
Apache Corp., 4.875%, 11/15/2027	$1,199,000	$1,125,262
Apache Corp., 4.375%, 10/15/2028	4,895,000	4,476,477
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	3,165,000	3,112,398
EQT Corp., 5%, 1/15/2029	566,000	566,000
Laredo Petroleum, Inc., 10.125%, 1/15/2028	580,000	250,850
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	3,084,000	3,176,520
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	2,775,000	2,636,250
Matador Resources Co., 5.875%, 9/15/2026	1,435,000	1,155,175
Murphy Oil Corp., 6.875%, 8/15/2024	1,025,000	917,375
Murphy Oil Corp., 5.875%, 12/01/2027	1,165,000	919,278
Newfield Exploration Co., 5.375%, 1/01/2026	725,000	681,403
Occidental Petroleum Corp., 5.875%, 9/01/2025	2,870,000	2,525,600
Ovintiv, Inc., 6.5%, 8/15/2034	1,125,000	1,056,408
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	1,760,000	1,872,200
Southwestern Energy Co., 6.45%, 1/23/2025	1,672,400	1,675,536
Southwestern Energy Co., 7.5%, 4/01/2026	2,633,900	2,680,783
Southwestern Energy Co., 7.75%, 10/01/2027	745,000	770,144
		$29,597,659
Entertainment – 1.4%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.5%, 5/01/2025 (n)	$1,165,000	$1,179,562
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	2,075,000	1,921,969
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	3,365,000	3,213,575
Merlin Entertainments, 5.75%, 6/15/2026 (n)	1,480,000	1,361,600
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	1,460,000	1,007,400
NCL Corp. Ltd., 10.25%, 2/01/2026 (n)	1,802,000	1,856,060
Royal Caribbean Cruises Ltd., 10.875%, 6/01/2023 (n)	1,785,000	1,946,560
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	3,620,000	3,363,849

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)	$1,305,000	$1,381,669
		$17,232,244
Financial Institutions – 2.9%
Avation Capital S.A., 6.5%, 5/15/2021 (n)	$2,420,000	$1,524,600
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	2,495,000	2,538,632
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	2,474,000	2,425,782
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	4,230,000	4,198,275
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	2,325,000	2,317,746
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	8,852,683	5,931,298
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	2,605,000	2,605,000
Navient Corp., 5%, 3/15/2027	2,280,000	2,129,155
OneMain Financial Corp., 6.875%, 3/15/2025	3,040,000	3,344,000
OneMain Financial Corp., 7.125%, 3/15/2026	1,610,000	1,785,265
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	3,060,000	3,163,666
Springleaf Finance Corp., 8.875%, 6/01/2025	1,713,000	1,884,300
Springleaf Finance Corp., 5.375%, 11/15/2029	965,000	991,576
		$34,839,295
Food & Beverages – 2.1%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$3,260,000	$3,419,349
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	7,925,000	8,716,153
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	1,390,000	1,511,625
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	5,810,000	5,998,825
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)	587,000	636,011
Performance Food Group Co., 5.5%, 10/15/2027 (n)	3,045,000	3,121,125
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	1,040,000	1,036,100
U.S. Foods Holding Corp., 6.25%, 4/15/2025 (n)	1,475,000	1,541,375
		$25,980,563
Gaming & Lodging – 5.5%
Boyd Gaming Corp., 6.375%, 4/01/2026	$1,580,000	$1,639,376
Boyd Gaming Corp., 4.75%, 12/01/2027	2,595,000	2,523,663
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/2025 (n)	3,000,000	2,849,100
CCM Merger, Inc., 6%, 3/15/2022 (n)	3,855,000	3,918,608
CCM Merger, Inc., 6.375%, 5/01/2026 (z)	2,615,000	2,680,375
Churchill Downs, Inc., 5.5%, 4/01/2027 (n)	1,760,000	1,822,700
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	1,656,000	1,698,443
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	3,171,000	3,309,557
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	4,705,000	4,763,812
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	4,580,000	4,622,411
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	3,550,000	3,615,533
MGM Growth Properties LLC, 5.75%, 2/01/2027	1,460,000	1,575,537
MGM Resorts International, 6.75%, 5/01/2025	3,585,000	3,771,062
Scientific Games Corp., 8.25%, 3/15/2026 (n)	2,260,000	2,292,521
Scientific Games International, Inc., 7%, 5/15/2028 (n)	1,135,000	1,127,407
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	4,095,000	4,164,001
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	3,615,000	3,624,038
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	733,000	728,543
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	5,945,000	6,019,312
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	3,525,000	3,375,188
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	3,640,000	3,385,200
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	2,100,000	2,038,050
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	1,660,000	1,589,450
		$67,133,887
Industrial – 0.3%
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	$3,521,000	$3,543,006

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 1.2%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$2,910,000	$2,915,092
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	4,585,000	4,814,250
AssuredPartners, Inc., 7%, 8/15/2025 (n)	1,200,000	1,233,000
Hub International Ltd., 7%, 5/01/2026 (n)	5,090,000	5,217,250
		$14,179,592
Machinery & Tools – 0.3%
Clark Equipment Co., 5.875%, 6/01/2025 (n)	$3,019,000	$3,139,760
Major Banks – 1.1%
Barclays PLC, 7.875%, 12/29/2049	$3,900,000	$4,021,290
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)	4,070,000	4,410,700
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/31/2049	3,915,000	4,316,287
		$12,748,277
Medical & Health Technology & Services – 6.3%
Acadia Healthcare Co., Inc., 5%, 4/15/2029 (n)	$2,930,000	$3,018,779
Akumin, Inc., 7%, 11/01/2025 (n)	1,015,000	1,002,312
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	5,440,000	5,636,928
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	2,235,000	2,380,275
Change Healthcare Holdings, Inc./Change Healthcare Finance, Inc., 5.75%, 3/01/2025 (n)	2,640,000	2,638,865
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	5,390,000	5,256,328
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	465,000	458,025
DaVita, Inc., 4.625%, 6/01/2030 (n)	2,420,000	2,461,491
DaVita, Inc., 3.75%, 2/15/2031 (n)	2,778,000	2,670,352
Encompass Health Corp., 5.75%, 9/15/2025	2,830,000	2,921,975
HCA, Inc., 5.375%, 2/01/2025	9,235,000	10,226,193
HCA, Inc., 5.875%, 2/15/2026	6,070,000	6,859,100
HCA, Inc., 5.625%, 9/01/2028	740,000	861,323
HCA, Inc., 3.5%, 9/01/2030	4,030,000	4,121,036
HealthSouth Corp., 5.125%, 3/15/2023	2,925,000	2,946,937
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	2,420,000	2,359,500
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	3,078,000	3,190,024
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	8,600,000	9,008,500
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	1,105,000	1,093,630
Radiology Partners, Inc., 9.25%, 2/01/2028 (n)	2,150,000	2,291,857
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	4,790,000	5,161,225
		$76,564,655
Medical Equipment – 1.1%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$4,810,000	$4,972,337
Teleflex, Inc., 4.875%, 6/01/2026	1,670,000	1,736,800
Teleflex, Inc., 4.625%, 11/15/2027	6,095,000	6,427,330
		$13,136,467
Metals & Mining – 3.8%
Arconic Corp., 6%, 5/15/2025 (n)	$3,405,000	$3,605,044
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	3,365,000	3,524,838
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/2029 (n)	2,360,000	2,430,800
Cleveland-Cliffs, Inc., 6.75%, 3/15/2026 (n)	140,000	147,000
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	3,120,000	3,384,326
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	1,045,000	1,037,163
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	2,468,000	2,461,805
Freeport-McMoRan, Inc., 5%, 9/01/2027	3,875,000	4,040,462
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,415,000	2,520,656
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	3,345,000	3,612,600
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	3,295,000	3,327,950
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	5,605,000	5,520,925
Novelis Corp., 5.875%, 9/30/2026 (n)	5,395,000	5,566,993

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Petra Diamonds US$ Treasury PLC, 7.25%, 5/01/2022 (a)(d)(n)	$597,000	$256,710
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	2,155,000	1,928,725
TMS International Corp., 7.25%, 8/15/2025 (n)	3,230,000	3,076,575
		$46,442,572
Midstream – 3.8%
Cheniere Energy Partners LP, 5.25%, 10/01/2025	$8,330,000	$8,473,276
Cheniere Energy Partners LP, 4.5%, 10/01/2029	1,529,000	1,558,846
EnLink Midstream Partners LP, 4.85%, 7/15/2026	1,480,000	1,263,106
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	916,000	938,900
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	889,000	932,379
EQM Midstream Partners LP, 5.5%, 7/15/2028	7,060,000	7,150,015
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	700,000	602,147
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	3,267,200	2,614,446
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	4,390,000	4,348,295
NuStar Logistics, LP, 5.75%, 10/01/2025	3,747,000	3,772,592
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	4,840,000	4,864,200
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	1,630,000	1,748,175
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031 (n)	1,465,000	1,429,708
Western Midstream Operating LP, 5.05%, 2/01/2030	4,990,000	4,733,838
Western Midstream Operation LP, 4.65%, 7/01/2026	2,220,000	2,131,200
		$46,561,123
Municipals – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$1,120,000	$1,148,000
Network & Telecom – 0.6%
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)	$1,995,000	$2,100,735
Cablevision Lightpath LLC, 5.625%, 9/15/2028 (n)	2,600,000	2,626,000
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	3,035,000	3,061,556
		$7,788,291
Oil Services – 0.1%
Diamond Offshore Drill Co., 5.7%, 10/15/2039 (a)(d)	$2,520,000	$170,100
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	1,630,000	562,350
		$732,450
Oils – 0.2%
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	$2,690,000	$1,116,350
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028 (n)	1,960,000	754,502
		$1,870,852
Personal Computers & Peripherals – 0.3%
NCR Corp., 5%, 10/01/2028 (n)	$3,825,000	$3,786,750
Pharmaceuticals – 2.0%
Bausch Health Companies, Inc., 5.5%, 3/01/2023 (n)	$855,000	$852,862
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	11,105,000	11,402,059
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	2,865,000	2,831,709
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)	4,032,000	4,052,160
Jaguar Holding Co. II / Pharmaceutical Development LLC, 5%, 6/15/2028 (n)	2,357,000	2,456,725
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	2,115,000	2,241,900
		$23,837,415

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.4%
GFL Environmental, Inc., 3.75%, 8/01/2025 (n)	$1,190,000	$1,190,000
GFL Environmental, Inc., 7%, 6/01/2026 (n)	2,039,000	2,125,657
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)	1,134,000	1,236,060
		$4,551,717
Precious Metals & Minerals – 0.3%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$2,955,000	$2,957,364
Printing & Publishing – 0.6%
Cimpress N.V., 7%, 6/15/2026 (n)	$4,665,000	$4,641,675
Meredith Corp., 6.875%, 2/01/2026	3,235,000	2,681,006
		$7,322,681
Railroad & Shipping – 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$3,517,000	$3,648,888
Real Estate - Healthcare – 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$2,645,000	$2,744,188
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	3,545,000	3,709,665
		$6,453,853
Real Estate - Other – 0.2%
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	$3,134,000	$2,896,192
Restaurants – 0.3%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$4,245,000	$3,594,539
Retailers – 0.6%
L Brands, Inc., 5.25%, 2/01/2028	$6,045,000	$5,954,325
L Brands, Inc., 6.625%, 10/01/2030 (n)	1,475,000	1,548,750
		$7,503,075
Specialty Chemicals – 0.3%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$3,801,000	$3,939,052
Specialty Stores – 0.9%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$2,324,000	$2,326,905
Penske Automotive Group Co., 5.375%, 12/01/2024	2,850,000	2,910,562
Penske Automotive Group Co., 5.5%, 5/15/2026	2,555,000	2,636,441
PetSmart, Inc., 7.125%, 3/15/2023 (n)	2,230,000	2,232,788
PetSmart, Inc., 8.875%, 6/01/2025 (n)	835,000	854,831
		$10,961,527
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	$2,448,000	$2,522,970
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	4,850,000	5,001,053
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)	165,000	174,488
		$7,698,511
Telecommunications - Wireless – 4.6%
Altice France S.A., 7.375%, 5/01/2026 (n)	$6,515,000	$6,799,705
Altice France S.A., 8.125%, 2/01/2027 (n)	3,850,000	4,186,875
Altice France S.A., 5.5%, 1/15/2028 (n)	930,000	942,206
Altice France S.A., 6%, 2/15/2028 (n)	2,185,000	2,103,062
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	1,825,000	1,822,719
SBA Communications Corp., 4.875%, 9/01/2024	6,190,000	6,324,942
SBA Communications Corp., 3.875%, 2/15/2027 (n)	3,143,000	3,194,074
Sprint Capital Corp., 6.875%, 11/15/2028	6,775,000	8,570,375

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Sprint Corp., 7.125%, 6/15/2024	$1,510,000	$1,736,802
Sprint Corp., 7.625%, 3/01/2026	8,910,000	10,843,203
T-Mobile USA, Inc., 6.5%, 1/15/2026	4,205,000	4,381,610
T-Mobile USA, Inc., 5.375%, 4/15/2027	4,960,000	5,294,800
		$56,200,373
Tobacco – 0.3%
Vector Group Ltd., 6.125%, 2/01/2025 (n)	$1,760,000	$1,755,600
Vector Group Ltd., 10.5%, 11/01/2026 (n)	1,785,000	1,838,550
		$3,594,150
Utilities - Electric Power – 2.9%
Clearway Energy Operating LLC, 5.75%, 10/15/2025	$9,015,000	$9,443,212
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	1,590,000	1,671,488
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	5,030,000	5,268,925
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,995,000	2,179,538
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	4,027,000	4,208,215
PG&E Corp., 5%, 7/01/2028	4,950,000	4,962,499
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	2,065,000	2,085,650
TerraForm Power Operating Co., 5%, 1/31/2028 (n)	4,975,000	5,461,679
		$35,281,206
Total Bonds		$1,154,458,384
Common Stocks – 2.5%
Construction – 0.0%
ICA Tenedora S.A. de C.V. (a)	258,532	$467,972
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	3,300	$932,316
Special Products & Services – 2.4%
iShares iBoxx $ High Yield Corporate Bond ETF	343,000	$28,770,840
Total Common Stocks		$30,171,128
Floating Rate Loans (r) – 0.5%
Broadcasting – 0.1%
Nexstar Broadcasting, Inc., Term Loan B, 2.899%, 9/18/2026	$760,815	$739,893
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 2.648%, 4/15/2027	$786,060	$758,876
Chemicals – 0.1%
Axalta Coating Systems LLC, Term Loan B3, 1.97%, 6/01/2024	$653,570	$633,146
Element Solutions, Inc., Term Loan B1, 2.147%, 1/31/2026	784,080	764,478
		$1,397,624
Computer Software - Systems – 0.1%
SS&C Technologies, Inc., Term Loan B5, 1.897%, 4/16/2025	$783,888	$760,791
Medical & Health Technology & Services – 0.1%
DaVita Healthcare Partners, Inc., Term Loan B, 1.897%, 8/12/2026	$784,095	$766,330
Jaguar Holding Co. II, Term Loan, 3.5%, 8/18/2022	783,728	777,138
		$1,543,468

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – continued
Pharmaceuticals – 0.0%
Bausch Health Companies, Inc., Term Loan B, 2.899%, 11/27/2025	$724,114	$704,905
Total Floating Rate Loans		$5,905,557
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	2,020	$253
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	2,020	20
Total Warrants				$273

Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 0.1% (v)	18,430,417	$18,430,417

Other Assets, Less Liabilities – 0.5%		5,802,623
Net Assets – 100.0%		$1,214,768,382
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $18,430,417 and $1,190,535,342, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $848,267,396, representing 69.8% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
CCM Merger, Inc., 6.375%, 5/01/2026	10/29/20-10/30/20	$2,652,576	$2,680,375
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$28,770,840	$273	$932,316	$29,703,429
Mexico	—	467,972	—	467,972
Municipal Bonds	—	1,148,000	—	1,148,000
U.S. Corporate Bonds	—	1,006,477,701	—	1,006,477,701
Foreign Bonds	—	146,832,683	—	146,832,683
Floating Rate Loans	—	5,905,557	—	5,905,557
Mutual Funds	18,430,417	—	—	18,430,417
Total	$47,201,257	$1,160,832,186	$932,316	$1,208,965,759
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/20	$1,747,020
Change in unrealized appreciation or depreciation	(814,704)
Balance as of 10/31/20	$932,316
The net change in unrealized appreciation or depreciation from investments held as level 3 at October 31, 2020 is $(814,704). At October 31, 2020, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$23,286,126	$548,007,057	$552,853,832	$(7,205)	$(1,729)	$18,430,417
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,260,980	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.